ORGANIZATION AND PRINCIPAL ACTIVITIES - Setup new subsidiaries (Details)	Dec. 31, 2024	Jan. 31, 2024	Sep. 30, 2023
Zhejiang Kaixin Yuanman Automobile Trading Co. Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest			100.00%
Percentage of ownership			100.00%
Zhejiang Kaixin Zhihui Auto Co. Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest		100.00%
Percentage of ownership		100.00%
Three subsidiaries | Three subsidiaries
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest	70.00%
Percentage of ownership	70.00%